Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	The following table reflects the loss and share data used in the basic and diluted loss per share calculations:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD
Basic loss per share
Net loss attributable to the equity holders of the Parent	(27,666,386)	(11,954,113)
Shares used in computation:
Weighted-average shares outstanding	48,258,290	26,005,564

Basic net loss per share attributable to equity holders of the Parent	(0.57)	(0.46)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(27,666,386)	(11,954,113)
Shares used in computation:
Weighted-average shares outstanding	48,258,290	26,005,564

Diluted net loss per share attributable to equity holders of the Parent	(0.57)	(0.46)